                          SHORT-TERM INVESTMENTS TRUST

                         GOVERNMENT & AGENCY PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                         Supplement dated July 13, 2001
        to the Statement of Additional Information dated March 2, 2001 as revised March 12, 2001


The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Fields, Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the third paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Fields, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the fourth paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Fields, Pennock and Sklar and Dr. Mathai-Davis."

                          SHORT-TERM INVESTMENTS TRUST

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                         Supplement dated July 13, 2001
        to the Statement of Additional Information dated March 2, 2001


The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Fields, Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the first paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Fields, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Fields, Pennock and Sklar and Dr. Mathai-Davis."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)
                                 (SWEEP CLASS)

                         Supplement dated July 13, 2001
         to the Statement of Additional Information dated March 2, 2001


The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Fields, Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the first paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Fields, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Fields, Pennock and Sklar and Dr. Mathai-Davis."